Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [Line Items]
Operating revenues	₩ 26,724,473	₩ 26,595,245	₩ 26,234,206
Operating income (loss)	640,058	1,428,449	1,968,157
Depreciation and Amortization	3,877,711	3,810,131	3,655,879
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	31,967,123	31,782,093	31,456,833
Operating income (loss)	619,531	1,385,818	2,073,417
Depreciation and Amortization	3,986,388	3,928,820	3,852,350
Operating segments [member] | ICT [member]
Disclosure of operating segments [Line Items]
Operating revenues	18,928,705	18,698,964	18,697,269
Operating income (loss)	432,809	1,193,333	1,347,405
Depreciation and Amortization	3,230,522	3,183,408	3,105,807
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,558,558	3,723,286	3,615,307
Operating income (loss)	143,227	91,591	119,805
Depreciation and Amortization	33,629	37,150	47,638
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	710,019	714,574	709,160
Operating income (loss)	(107,397)	(70,170)	19,797
Depreciation and Amortization	48,121	52,871	58,413
Operating segments [member] | Real estate [Member]
Disclosure of operating segments [Line Items]
Operating revenues	546,886	499,997	474,954
Operating income (loss)	85,326	73,496	113,134
Depreciation and Amortization	69,363	70,653	65,457
Operating segments [member] | Others [member]
Disclosure of operating segments [Line Items]
Operating revenues	8,222,955	8,145,272	7,960,143
Operating income (loss)	65,566	97,568	473,276
Depreciation and Amortization	604,753	584,738	575,035
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(5,242,650)	(5,186,848)	(5,222,627)
Operating income (loss)	20,527	42,631	(105,260)
Depreciation and Amortization	₩ (108,677)	₩ (118,689)	₩ (196,471)